EARNINGS PER SHARE - Disclosure of earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income (loss) for the year	$ (1,307,890)	$ 3,334,043	$ 194,453
Basic weighted average number of common shares outstanding	47,170,086	47,170,086	47,117,369
Effect on dilutive securities: Options	0	1,016,436	334,275
Diluted weighted average number of common shares outstanding	47,170,086	48,186,522	47,451,644
Basic income (loss) per share	$ (0.03)	$ 0.07	$ 0.00
Diluted income (loss) per share	$ (0.03)	$ 0.07	$ 0.00